Eaton Vance
Massachusetts Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.8%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	$3,105	$ 3,735,734
		$ 3,735,734
Education — 22.5%
Massachusetts Development Finance Agency, (Amherst College), 5.00% to 11/1/35 (Put Date), 11/1/55	$1,000	$ 1,181,893
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/40	1,300	1,306,887
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/53	2,500	2,616,056
Massachusetts Development Finance Agency, (Dexter Southfield):
5.00%, 5/1/33	1,550	1,550,982
5.00%, 5/1/35	1,660	1,660,921
Massachusetts Development Finance Agency, (Harvard University):
5.00%, 2/15/33	1,000	1,158,747
5.00% to 5/13/32 (Put Date), 5/15/55	1,760	1,998,664
Massachusetts Development Finance Agency, (Middlesex School):
4.25%, 7/1/54	1,600	1,497,890
5.00%, 7/1/34	2,000	2,327,780
Massachusetts Development Finance Agency, (Springfield College), Green Bonds, 4.00%, 6/1/56	2,350	1,774,004
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/35	750	764,752
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,583,745
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/59	950	954,136
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	5,921,251
University of Massachusetts Building Authority:
5.00%, 11/1/50	1,735	1,819,175
5.25%, 11/1/42	2,000	2,050,556
		$ 30,167,439
Electric Utilities — 0.7%
Massachusetts Municipal Wholesale Electric Co., 4.00%, 7/1/51	$1,000	$ 915,176
		$ 915,176
Security	Principal Amount (000's omitted)	Value
General Obligations — 15.2%
Boston, MA, 5.00%, 2/1/43	$135	$ 148,234
East Longmeadow, MA, 3.00%, 11/1/42	2,000	1,703,008
Framingham, MA, 3.00%, 12/1/40	1,860	1,668,861
Greater Fall River Vocational School District, MA, 5.00%, 6/1/49	1,500	1,562,311
Massachusetts:
5.00%, 12/1/43	1,000	1,095,277
5.25%, 10/1/47	2,000	2,121,925
New Bedford, MA, 4.00%, 9/1/47	2,650	2,541,512
Newton, MA, 4.00%, 2/1/49	330	319,193
Northeast Metropolitan Regional Vocational School District, MA, 4.00%, 4/15/47	3,075	2,909,322
Norwood, MA, 4.00%, 9/15/47	1,910	1,847,446
Puerto Rico, 5.625%, 7/1/27	1,800	1,838,735
Spencer East Brookfield Regional School District, MA, 4.25%, 5/1/49	1,285	1,240,029
Tyngsborough, MA, 3.00%, 10/15/42	1,660	1,412,238
		$ 20,408,091
Hospital — 17.4%
Massachusetts Development Finance Agency, (Beth Israel Lahey Health, Inc.):
5.00%, 7/1/33	$1,000	$ 1,009,580
5.00%, 7/1/34	2,500	2,830,823
Massachusetts Development Finance Agency, (Boston Children's Hospital):
5.25%, 3/1/54	2,500	2,637,820
(LOC: TD Bank, N.A.), 2.45%, 3/1/48(1)	2,700	2,700,000
Massachusetts Development Finance Agency, (Boston Medical Center):
Green Bonds, 4.00%, 7/1/47	1,875	1,636,024
Green Bonds, 5.00%, 7/1/44	2,930	2,886,198
Massachusetts Development Finance Agency, (Partners Healthcare System), 5.00%, 7/1/47	2,000	2,005,432
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	1,295	1,296,619
Massachusetts Development Finance Agency, (Umass Memorial Health Care, Inc.), 5.25%, 7/1/50	1,750	1,803,398
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center):
(LOC: TD Bank, N.A.), 2.45%, 7/1/39(1)	1,400	1,400,000
(LOC: TD Bank, N.A.), 2.45%, 7/1/44(1)	3,165	3,165,000
		$ 23,370,894

Eaton Vance
Massachusetts Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 5.3%
Massachusetts Development Finance Agency, (Merrimack College Student Housing):
4.25%, 7/1/34(2)	$500	$ 511,588
5.00%, 7/1/44(2)	2,000	2,004,668
Massachusetts Housing Finance Agency:
(SPA: TD Bank, N.A.), 3.32%, 12/1/48(3)	875	875,000
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.90%, 12/1/48	2,000	2,008,005
Sustainability Bonds, 2.65%, 6/1/26	1,000	997,934
Sustainability Bonds, 3.00%, 12/1/50	1,000	719,577
		$ 7,116,772
Industrial Development Revenue — 0.9%
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(2)	$670	$ 581,241
(AMT), 4.875%, 11/1/42(2)	740	661,572
		$ 1,242,813
Insured - Education — 4.7%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	$5,460	$ 6,288,883
		$ 6,288,883
Insured - Special Tax Revenue — 4.1%
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	$4,955	$ 5,516,961
		$ 5,516,961
Lease Revenue/Certificates of Participation — 1.0%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	$1,370	$ 1,417,842
		$ 1,417,842
Other Revenue — 1.5%
Massachusetts Development Finance Agency, (Broad Institute), 4.00%, 4/1/41	$2,025	$ 2,020,601
		$ 2,020,601
Senior Living/Life Care — 1.7%
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(2)	$205	$ 211,353
5.00%, 11/15/38(2)	135	139,158
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(2)	2,000	1,923,926
		$ 2,274,437
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 6.1%
American Samoa Economic Development Authority:
5.00%, 9/1/32(2)	$340	$ 359,471
5.00%, 9/1/33(2)	250	265,288
5.00%, 9/1/38(2)	200	204,505
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/39	545	556,733
5.00%, 7/1/45	2,360	2,403,012
5.25%, 7/1/31	1,240	1,425,303
Massachusetts School Building Authority, Social Bonds, 5.25%, 2/15/50	1,000	1,067,470
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	1,928,774
		$ 8,210,556
Student Loan — 2.4%
Massachusetts Educational Financing Authority:
(AMT), 3.625%, 7/1/38	$1,400	$ 1,394,468
(AMT), 4.25%, 7/1/32	1,800	1,836,011
		$ 3,230,479
Transportation — 8.8%
Massachusetts Port Authority, (AMT), 5.00%, 7/1/51	$4,090	$ 4,137,675
Massachusetts Port Authority, (Bosfuel Project):
(AMT), 5.00%, 7/1/35	1,350	1,420,786
(AMT), 5.00%, 7/1/49	2,500	2,518,855
Massachusetts, (Rail Enhancement Program):
5.00%, 6/1/55	1,045	1,092,303
Sustainability Bonds, 5.00%, 6/1/53	2,500	2,589,639
		$ 11,759,258
Water and Sewer — 2.5%
Boston Water and Sewer Commission, MA, 4.00%, 11/1/27	$2,000	$ 2,001,908
Massachusetts Clean Water Trust, Sustainability Bonds, 5.00%, 2/1/43	1,000	1,076,734
Massachusetts Water Resources Authority, (LOC: Bank of America, N.A.), 2.45%, 8/1/31(3)	250	250,000
		$ 3,328,642
Total Tax-Exempt Municipal Obligations (identified cost $128,876,105)		$131,004,578

Eaton Vance
Massachusetts Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.1%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$85	$ 86,426
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	45	45,719
Total Taxable Municipal Obligations (identified cost $130,000)		$ 132,145
Total Investments — 97.7% (identified cost $129,006,105)		$131,136,723
Other Assets, Less Liabilities — 2.3%		$ 3,106,442
Net Assets — 100.0%		$134,243,165
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2025.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $6,862,770 or 5.1% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2025.
The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2025, 9.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.2% to 4.8% of total investments.
Abbreviations:
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at December 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Massachusetts Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

At December 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$131,004,578	$ —	$131,004,578
Taxable Municipal Obligations	—	132,145	—	132,145
Total Investments	$ —	$131,136,723	$ —	$131,136,723
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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